Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Previously Reported Ordinary shares	Previously Reported Subscription receivable	Previously Reported Additional paid-in capital	Previously Reported Statutory reserve	Previously Reported (Accumulated deficit) Retained earnings	Previously Reported Accumulated other comprehensive (loss) income	Previously Reported Total Pop Culture Group Co., Ltd’s Shareholders’ Equity	Previously Reported Non-Controlling Interests	Previously Reported	Ordinary shares	Subscription receivable	Additional paid-in capital	Statutory reserve	(Accumulated deficit) Retained earnings	Accumulated other comprehensive (loss) income	Total Pop Culture Group Co., Ltd’s Shareholders’ Equity	Non-Controlling Interests	Total
Balance at Jun. 30, 2023		$ 24,050	$ (15,441)	$ 40,174,260	$ 1,537,228	$ (13,339,929)	$ (1,644,872)	$ 26,735,296	$ (557,148)	$ 26,178,148	$ 24,050	$ (15,441)	$ 40,174,260	$ 1,537,228	$ (14,598,647)	$ (1,644,872)	$ 25,476,578	$ (557,148)	$ 24,919,430
Balance (in Shares) at Jun. 30, 2023	[1]	2,405,000									2,405,001
Cumulative effect adjustment upon adoption of ASC 326						$ (1,258,718)		$ (1,258,718)		$ (1,258,718)
Fractional shares on reverse stock split											$ 340		(340)
Fractional shares on reverse stock split (in Shares)	[1]										34,040
Issuance of Class A Ordinary Shares											$ 15,000		2,285,223				2,300,223		2,300,223
Issuance of Class A Ordinary Shares (in Shares)	[1]										1,500,000
Net loss for the period															(12,407,127)		(12,407,127)	(224,988)	(12,632,115)
A wholly owned subsidiary changes to controlled subsidiary																		25,663	25,663
Disposal of a subsidiary																		775,657	775,657
Appropriation of statutory reserve														1,215	(1,215)
Foreign currency translation adjustment																(60,742)	(60,742)	(2,942)	(63,684)
Balance at Jun. 30, 2024											$ 39,390	(15,441)	42,459,143	1,538,443	(27,006,989)	(1,705,614)	15,308,932	16,242	15,325,174
Balance (in Shares) at Jun. 30, 2024	[1]										3,939,041
Issuance of Class A Ordinary Shares											$ 100,000		9,900,000				10,000,000		10,000,000
Issuance of Class A Ordinary Shares (in Shares)	[1]										10,000,000
Offering cost paid													(35,806)				(35,806)		(35,806)
Shares issued to acquired an asset											$ 10,000		1,090,000				1,100,000		1,100,000
Shares issued to acquired an asset (in Shares)	[1]										1,000,000
Net loss for the period															2,540,679		2,540,679	17,372	2,558,051
Appropriation of statutory reserve
Foreign currency translation adjustment																(100,093)	(100,093)	(382)	(100,475)
Balance at Dec. 31, 2024											$ 149,390	$ (15,441)	$ 53,413,337	$ 1,538,443	$ (24,466,310)	$ (1,805,707)	$ 28,813,712	$ 33,232	$ 28,846,944
Balance (in Shares) at Dec. 31, 2024	[1]										14,939,041

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023.